Transamerica WMC US Growth VP

SCHEDULE OF INVESTMENTS

At September 30, 2021

(unaudited)

	Shares	Value
COMMON STOCKS - 99.6%
Aerospace & Defense - 0.9%
Raytheon Technologies Corp.	444,423	$ 38,202,601

Air Freight & Logistics - 0.8%
FedEx Corp.	149,593	32,804,249

Automobiles - 1.2%
Tesla, Inc. (A)	67,225	52,131,643

Beverages - 1.8%
Constellation Brands, Inc., Class A	173,384	36,530,275
Monster Beverage Corp. (A)	467,751	41,550,321

		78,080,596

Biotechnology - 2.7%
Exact Sciences Corp. (A) (B)	155,803	14,871,396
Regeneron Pharmaceuticals, Inc. (A)	65,927	39,897,702
Seagen, Inc. (A)	160,957	27,330,499
Vertex Pharmaceuticals, Inc. (A)	168,098	30,491,296

		112,590,893

Building Products - 0.8%
Fortune Brands Home & Security, Inc.	393,811	35,214,580

Capital Markets - 0.6%
S&P Global, Inc.	59,238	25,169,634

Chemicals - 0.8%
PPG Industries, Inc.	222,745	31,854,762

Commercial Services & Supplies - 0.6%
Copart, Inc. (A)	170,975	23,717,652

Consumer Finance - 1.6%
American Express Co.	411,416	68,924,522

Electronic Equipment, Instruments & Components - 0.7%
Cognex Corp.	349,778	28,059,191

Entertainment - 3.3%
Netflix, Inc. (A)	161,075	98,310,516
Walt Disney Co. (A)	251,802	42,597,344

		140,907,860

Equity Real Estate Investment Trusts - 0.9%
American Tower Corp.	148,126	39,314,122

Health Care Equipment & Supplies - 2.7%
Align Technology, Inc. (A)	64,442	42,881,640
Edwards Lifesciences Corp. (A)	345,969	39,167,151
Teleflex, Inc.	86,944	32,738,763

		114,787,554

Health Care Providers & Services - 1.7%
agilon health, Inc. (A)	142,400	3,732,304
UnitedHealth Group, Inc.	176,518	68,972,643

		72,704,947

Hotels, Restaurants & Leisure - 4.7%
Airbnb, Inc., Class A (A)	248,728	41,724,122
Booking Holdings, Inc. (A)	25,811	61,271,959

	Shares	Value
COMMON STOCKS (continued)
Hotels, Restaurants & Leisure (continued)
Chipotle Mexican Grill, Inc. (A)	32,467	$ 59,009,422
Penn National Gaming, Inc. (A) (B)	488,712	35,412,071

		197,417,574

Household Products - 0.9%
Procter & Gamble Co.	287,375	40,175,025

Interactive Media & Services - 9.3%
Alphabet, Inc., Class A (A)	77,135	206,221,965
Facebook, Inc., Class A (A)	551,347	187,121,659

		393,343,624

Internet & Direct Marketing Retail - 6.7%
Amazon.com, Inc. (A)	86,860	285,338,574

IT Services - 9.0%
EPAM Systems, Inc. (A)	94,988	54,188,754
FleetCor Technologies, Inc. (A)	187,104	48,884,662
Global Payments, Inc.	219,818	34,638,921
GoDaddy, Inc., Class A (A)	446,020	31,087,594
Mastercard, Inc., Class A	264,852	92,083,743
PayPal Holdings, Inc. (A)	357,508	93,027,157
Square, Inc., Class A (A)	124,444	29,846,649

		383,757,480

Life Sciences Tools & Services - 1.4%
Thermo Fisher Scientific, Inc.	102,653	58,648,738

Machinery - 1.9%
Deere & Co.	126,849	42,503,294
Nordson Corp.	161,672	38,502,187

		81,005,481

Pharmaceuticals - 1.7%
Eli Lilly & Co.	317,745	73,414,982

Professional Services - 1.6%
Equifax, Inc.	146,735	37,185,584
Leidos Holdings, Inc.	336,964	32,392,349

		69,577,933

Semiconductors & Semiconductor Equipment - 8.3%
Advanced Micro Devices, Inc. (A)	501,250	51,578,625
Entegris, Inc.	316,612	39,861,451
KLA Corp.	135,880	45,453,219
Marvell Technology, Inc.	585,475	35,309,997
Micron Technology, Inc.	336,400	23,877,672
NVIDIA Corp.	218,276	45,218,056
Skyworks Solutions, Inc.	178,876	29,475,187
Teradyne, Inc.	234,842	25,637,701
Texas Instruments, Inc.	287,535	55,267,103

		351,679,011

Software - 18.1%
Adobe, Inc. (A)	182,164	104,875,458
DocuSign, Inc. (A)	90,356	23,260,345
Five9, Inc. (A)	56,700	9,057,258
Microsoft Corp.	1,293,374	364,627,998
Paycom Software, Inc. (A)	78,344	38,839,038
RingCentral, Inc., Class A (A)	116,509	25,340,707
salesforce.com, Inc. (A)	326,337	88,509,121
ServiceNow, Inc. (A)	92,425	57,513,305
Workday, Inc., Class A (A)	220,095	54,999,540

		767,022,770

Transamerica Series Trust	Page 1

Transamerica WMC US Growth VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2021

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Specialty Retail - 1.7%
TJX Cos., Inc.	1,079,565	$ 71,229,699

Technology Hardware, Storage & Peripherals - 9.5%
Apple, Inc.	2,545,365	360,169,148
NetApp, Inc.	497,925	44,693,748

		404,862,896

Textiles, Apparel & Luxury Goods - 3.7%
Lululemon Athletica, Inc. (A)	136,130	55,091,811
NIKE, Inc., Class B	463,671	67,338,940
VF Corp.	506,581	33,935,861

		156,366,612

Total Common Stocks (Cost $2,377,330,730)		4,228,305,205

Principal	Value
REPURCHASE AGREEMENT - 0.5%

Fixed Income Clearing Corp., 0.00% (C), dated 09/30/2021, to be repurchased at $22,085,263 on 10/01/2021. Collateralized by a U.S. Government Obligation, 1.13%, due 02/28/2022, and with a value of $22,527,066.

$ 22,085,263	$ 22,085,263

Total Repurchase Agreement (Cost $22,085,263)	22,085,263

Total Investments (Cost $2,399,415,993)	4,250,390,468
Net Other Assets (Liabilities) - (0.1)%	(5,162,691)

Net Assets - 100.0%	$ 4,245,227,777

INVESTMENT VALUATION:

Valuation Inputs (D)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$4,228,305,205	$—	$—	$4,228,305,205
Repurchase Agreement	—	22,085,263	—	22,085,263

Total Investments	$4,228,305,205	$22,085,263	$—	$4,250,390,468

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	All or a portion of the securities are on loan. The total value of all securities on loan is $26,827,323, collateralized by non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $27,400,786. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Rate disclosed reflects the yield at September 30, 2021.
(D)	There were no transfers in or out of Level 3 during the period ended September 30, 2021. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.

Transamerica Series Trust	Page 2

Transamerica WMC US Growth VP

NOTES TO SCHEDULE OF INVESTMENTS

At September 30, 2021

(unaudited)

INVESTMENT VALUATION

Transamerica WMC US Growth VP (the “Portfolio”) is a series of the Transamerica Series Trust.

All investments in securities are recorded at their estimated fair value. The Portfolio values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Portfolio utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include the Portfolio’s own assumptions used in determining the fair value of investments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio’s investments at September 30, 2021, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Transamerica Series Trust	Page 3